Strengthening Dollar 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.07%	2.39%	1.86%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	19.43%	5.75%	4.00%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.45%	5.14%	3.56%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.47%	4.20%	2.99%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	15.58%	5.51%	4.27%